CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' (DEFICIT) EQUITY - USD ($)		Total	Previously Reported [Member]	Common Stock	Additional Paid in Capital	Accumulated Deficit	BETTER THERAPEUTICS OPCO	BETTER THERAPEUTICS OPCO Previously Reported [Member]	BETTER THERAPEUTICS OPCO Series Seed Preferred Convertible Units	BETTER THERAPEUTICS OPCO Series A Convertible Preferred Units	BETTER THERAPEUTICS OPCO Series Seed Convertible Preferred Stock	BETTER THERAPEUTICS OPCO Series A Convertible Preferred Stock	BETTER THERAPEUTICS OPCO Common Stock	BETTER THERAPEUTICS OPCO Member Units	BETTER THERAPEUTICS OPCO Member Units Previously Reported [Member]	BETTER THERAPEUTICS OPCO Additional Paid in Capital	BETTER THERAPEUTICS OPCO Accumulated Deficit
Convertible Preferred Stock, Beginning Balance at Dec. 31, 2017									$ 2,000,000	$ 6,575,000
Convertible Preferred Stock, Beginning Balance (in shares) at Dec. 31, 2017									1,066,667	1,480,527
Beginning Balance at Dec. 31, 2017							$ (12,660,000)							$ 83,000			$ (12,743,000)
Beginning Balance (in shares) at Dec. 31, 2017														4,000,000
Issuance of Series A Preferred Units										$ 3,200,000
Issuance of Series A Preferred Units (in shares)										720,559
Conversion of Convertible Note										$ 8,729,000
Conversion of Convertible Note (in shares)										1,965,574
Net Loss							(6,494,000)										(6,494,000)
Share-based compensation							45,000							$ 45,000
Convertible Preferred Stock, Ending Balance at Dec. 31, 2018									$ 2,000,000	$ 18,504,000
Convertible Preferred Stock, Ending Balance (in shares) at Dec. 31, 2018									1,066,667	4,166,660
Ending Balance at Dec. 31, 2018							(19,109,000)							$ 128,000			(19,237,000)
Ending Balance (in shares) at Dec. 31, 2018														4,000,000
Issuance of Series A Preferred Units										$ 3,700,000
Issuance of Series A Preferred Units (in shares)										833,147
Net Loss							(5,784,000)										(5,784,000)
Share-based compensation							84,000							$ 84,000
Convertible Preferred Stock, Ending Balance at Dec. 31, 2019									$ 2,000,000	$ 22,204,000
Convertible Preferred Stock, Ending Balance (in shares) at Dec. 31, 2019									1,066,667	4,999,807
Ending Balance at Dec. 31, 2019							(24,809,000)	$ (24,810,000)						$ 212,000	$ 211,000		(25,021,000)
Ending Balance (in shares) at Dec. 31, 2019														4,000,000
Net Loss							(1,413,000)										(1,413,000)
Share-based compensation							15,000							$ 15,000
Convertible Preferred Stock, Ending Balance at Mar. 31, 2020									$ 2,000,000	$ 22,204,000
Convertible Preferred Stock, Ending Balance (in shares) at Mar. 31, 2020									1,066,667	4,999,807
Ending Balance at Mar. 31, 2020							(26,208,000)							$ 226,000			(26,434,000)
Ending Balance (in shares) at Mar. 31, 2020														4,000,000
Convertible Preferred Stock, Beginning Balance at Dec. 31, 2019									$ 2,000,000	$ 22,204,000
Convertible Preferred Stock, Beginning Balance (in shares) at Dec. 31, 2019									1,066,667	4,999,807
Beginning Balance at Dec. 31, 2019							(24,809,000)	(24,810,000)						$ 212,000	211,000		(25,021,000)
Beginning Balance (in shares) at Dec. 31, 2019														4,000,000
Convertible Preferred Stock, Ending Balance at Sep. 30, 2020											$ 2,000,000	$ 22,204,000
Convertible Preferred Stock, Ending Balance (in shares) at Sep. 30, 2020											1,066,667	4,999,807
Ending Balance at Sep. 30, 2020		$ (1,000)				$ (1,000)	(29,253,000)						$ 1,000	$ (1,000)		$ 404,000	(29,657,000)
Ending Balance (in shares) at Sep. 30, 2020													5,697,314
Convertible Preferred Stock, Beginning Balance at Dec. 31, 2019									$ 2,000,000	$ 22,204,000
Convertible Preferred Stock, Beginning Balance (in shares) at Dec. 31, 2019									1,066,667	4,999,807
Beginning Balance at Dec. 31, 2019							$ (24,809,000)	$ (24,810,000)						$ 212,000	$ 211,000		(25,021,000)
Beginning Balance (in shares) at Dec. 31, 2019														4,000,000
Share-based compensation prior to conversion from an LLC to a corporation							37							37
Conversion of Common Units to Common Stock							$ 1,000						$ 1,000	$ (249,000)		249,000
Conversion of Common Units to Common Stock (in shares)													4,000,000	(4,000,000)
Conversion of Preferred Units to Preferred Stock									$ (2,000,000)	$ (22,204,000)	$ 2,000,000	$ 22,204,000
Conversion of Preferred Units to Preferred Stock (in shares)									(1,066,667)	(4,999,807)	1,066,667	4,999,807
Conversion of Profits Interest Units to Common Stock (in shares)													1,697,314
Share based compensation after conversion from an LLC to a corporation							196,000									196,000
Net Loss							(6,387,000)										(6,387,000)
Convertible Preferred Stock, Ending Balance at Dec. 31, 2020		$ 0									$ 2,000,000	$ 22,204,000
Convertible Preferred Stock, Ending Balance (in shares) at Dec. 31, 2020		0									1,066,667	4,999,807
Ending Balance at Dec. 31, 2020		$ 23,314		$ 144	$ 24,856	(1,686)	(30,962,000)						$ 1,000			445,000	(31,408,000)
Ending Balance (in shares) at Dec. 31, 2020				1,437,500									5,697,314
Convertible Preferred Stock, Beginning Balance at Mar. 31, 2020									$ 2,000,000	$ 22,204,000
Convertible Preferred Stock, Beginning Balance (in shares) at Mar. 31, 2020									1,066,667	4,999,807
Beginning Balance at Mar. 31, 2020							(26,208,000)							$ 226,000			(26,434,000)
Beginning Balance (in shares) at Mar. 31, 2020														4,000,000
Net Loss							(1,056,000)										(1,056,000)
Share-based compensation							15,000							$ 15,000
Convertible Preferred Stock, Ending Balance at Jun. 30, 2020									$ 2,000,000	$ 22,204,000
Convertible Preferred Stock, Ending Balance (in shares) at Jun. 30, 2020									1,066,667	4,999,807
Ending Balance at Jun. 30, 2020							(27,249,000)							$ 241,000			(27,490,000)
Ending Balance (in shares) at Jun. 30, 2020														4,000,000
Conversion of Common Units to Common Stock							1,000						$ 1,000	$ (249,000)		249,000
Conversion of Common Units to Common Stock (in shares)													4,000,000	(4,000,000)
Conversion of Preferred Units to Preferred Stock							$ 2,000,000		$ (2,000,000)	$ (22,204,000)		$ 22,204,000
Conversion of Preferred Units to Preferred Stock (in shares)							1,066,667		(1,066,667)	(4,999,807)		4,999,807
Conversion of Profits Interest Units to Common Stock (in shares)													1,697,314
Share based compensation after conversion from an LLC to a corporation							$ 155,000									155,000
Net Loss							(2,167,000)										(2,167,000)
Share-based compensation							7,000							$ 7,000
Convertible Preferred Stock, Ending Balance at Sep. 30, 2020											$ 2,000,000	$ 22,204,000
Convertible Preferred Stock, Ending Balance (in shares) at Sep. 30, 2020											1,066,667	4,999,807
Ending Balance at Sep. 30, 2020		(1,000)				(1,000)	(29,253,000)						$ 1,000	(1,000)		404,000	(29,657,000)
Ending Balance (in shares) at Sep. 30, 2020													5,697,314
Beginning Balance at Jul. 30, 2020		0		$ 0	0	0
Beginning Balance (in shares) at Jul. 30, 2020				0
Issuance of Representative Shares		0
Net Loss		(1,000)				(1,000)
Convertible Preferred Stock, Ending Balance at Sep. 30, 2020											$ 2,000,000	$ 22,204,000
Convertible Preferred Stock, Ending Balance (in shares) at Sep. 30, 2020											1,066,667	4,999,807
Ending Balance at Sep. 30, 2020		(1,000)				(1,000)	(29,253,000)						$ 1,000	$ (1,000)		404,000	(29,657,000)
Ending Balance (in shares) at Sep. 30, 2020													5,697,314
Beginning Balance at Jul. 30, 2020		0		$ 0	0	0
Beginning Balance (in shares) at Jul. 30, 2020				0
Issuance of Representative Shares	[1]	25,000		$ 144	24,856	0
Issuance of Representative Shares (in shares)	[1]			1,437,500
Net Loss		(1,686)		$ 0	0	(1,686)
Convertible Preferred Stock, Ending Balance at Dec. 31, 2020		$ 0									$ 2,000,000	$ 22,204,000
Convertible Preferred Stock, Ending Balance (in shares) at Dec. 31, 2020		0									1,066,667	4,999,807
Ending Balance at Dec. 31, 2020		$ 23,314		$ 144	24,856	(1,686)	(30,962,000)						$ 1,000			445,000	(31,408,000)
Ending Balance (in shares) at Dec. 31, 2020				1,437,500									5,697,314
Sale of 200,000 Private Units		$ 2,000,000		$ 20	1,999,980
Sale of 200,000 Private Units (in shares)		200,000		200,000
Issuance of Representative Shares		$ 1,700,000		$ 17	1,699,983
Issuance of Representative Shares (in shares)				170,000
Accretion for common stock to redemption amount		(5,131,593)	$ 0		(3,724,819)	(1,406,774)
Net Loss		(147,635)				(147,635)	(5,330,000)										(5,330,000)
Share-based compensation							34,000									34,000
Convertible Preferred Stock, Ending Balance at Mar. 31, 2021			50,944,084,000								$ 2,000,000	$ 22,204,000
Convertible Preferred Stock, Ending Balance (in shares) at Mar. 31, 2021											1,066,667	4,999,807
Ending Balance at Mar. 31, 2021		(1,555,914)	5,000,002,000	$ 181	0	(1,556,095)	(36,258,000)						$ 1,000			479,000	(36,738,000)
Ending Balance (in shares) at Mar. 31, 2021				1,807,500									5,697,314
Convertible Preferred Stock, Beginning Balance at Dec. 31, 2020		$ 0									$ 2,000,000	$ 22,204,000
Convertible Preferred Stock, Beginning Balance (in shares) at Dec. 31, 2020		0									1,066,667	4,999,807
Beginning Balance at Dec. 31, 2020		$ 23,314		$ 144	24,856	(1,686)	(30,962,000)						$ 1,000			445,000	(31,408,000)
Beginning Balance (in shares) at Dec. 31, 2020				1,437,500									5,697,314
Issuance of Representative Shares		1,700,000
Net Loss		(550,398)
Convertible Preferred Stock, Ending Balance at Sep. 30, 2021		$ 57,500,000									$ 2,000,000	$ 22,204,000
Convertible Preferred Stock, Ending Balance (in shares) at Sep. 30, 2021		5,750,000									1,066,667	4,999,807
Ending Balance at Sep. 30, 2021		$ (1,958,677)		$ 181	0	(1,958,858)	(57,318,000)						$ 1,000			530,000	(57,849,000)
Ending Balance (in shares) at Sep. 30, 2021				1,807,500									5,642,157
Convertible Preferred Stock, Beginning Balance at Mar. 31, 2021			50,944,084,000								$ 2,000,000	$ 22,204,000
Convertible Preferred Stock, Beginning Balance (in shares) at Mar. 31, 2021											1,066,667	4,999,807
Beginning Balance at Mar. 31, 2021		(1,555,914)	5,000,002,000	$ 181	0	(1,556,095)	(36,258,000)						$ 1,000			479,000	(36,738,000)
Beginning Balance (in shares) at Mar. 31, 2021				1,807,500									5,697,314
Net Loss		(163,819)				(163,819)	(8,650,000)										(8,650,000)
Forfeiture of restricted stock (in shares)													(49,688)
Share-based compensation							28,000									28,000
Convertible Preferred Stock, Ending Balance at Jun. 30, 2021			50,780,263,000								$ 2,000,000	$ 22,204,000
Convertible Preferred Stock, Ending Balance (in shares) at Jun. 30, 2021											1,066,667	4,999,807
Ending Balance at Jun. 30, 2021		(1,719,733)	$ 5,000,004,000	$ 181	0	(1,719,914)	(44,880,000)						$ 1,000			507,000	(45,388,000)
Ending Balance (in shares) at Jun. 30, 2021				1,807,500									5,647,626
Net Loss		(238,944)				(238,944)	(12,461,000)										(12,461,000)
Forfeiture of restricted stock (in shares)													(5,469)
Share-based compensation							23,000									23,000
Convertible Preferred Stock, Ending Balance at Sep. 30, 2021		$ 57,500,000									$ 2,000,000	$ 22,204,000
Convertible Preferred Stock, Ending Balance (in shares) at Sep. 30, 2021		5,750,000									1,066,667	4,999,807
Ending Balance at Sep. 30, 2021		$ (1,958,677)		$ 181	$ 0	$ (1,958,858)	$ (57,318,000)						$ 1,000			$ 530,000	$ (57,849,000)
Ending Balance (in shares) at Sep. 30, 2021				1,807,500									5,642,157

[1]	Included 187,500 shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5).